DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 2.8%
	AGENCY CMBS — 0.1%
2,560,935	Government National Mortgage Association Series 2007-15 IO(a),(b) (j)(k)		1.5980	03/16/47	$ 9,746
3,898,294	Government National Mortgage Association Series 2015-6 IO(a),(b)		0.4540	02/16/51	53,605
370,779	Government National Mortgage Association Series 2012-72 IO(a),(b)		0.4840	11/16/52	1,366
244,202	Government National Mortgage Association Series 2015-122 IO(a),(b)(j)(k)		0.5840	05/16/57	12
					64,729
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
867,346	Fannie Mae REMICS Series 2012-90 SA(a),(c)	SOFR30A + 5.936%	2.0610	08/25/42	91,363
3,336,600	Fannie Mae REMICS Series 2012-144 SH(a),(c)	SOFR30A + 5.986%	2.1110	01/25/43	371,234
3,096,024	Fannie Mae REMICS Series 2017-16 CS(a),(c)	SOFR30A + 5.936%	2.0610	03/25/47	402,291
2,004,530	Fannie Mae REMICS Series 2017-14 DS(a),(c)	SOFR30A + 5.936%	2.0610	03/25/47	245,086
2,089,490	Fannie Mae REMICS Series 2017-68 SN(a),(c)	SOFR30A + 6.036%	2.1610	09/25/47	262,710
1,501,039	Fannie Mae REMICS Series 2018-64 SE(a),(c)	SOFR30A + 6.086%	2.2110	09/25/48	193,081
477,366	Freddie Mac REMICS Series 4238 NS(a),(c)	SOFR30A + 6.586%	2.6020	02/15/42	55,499
2,800,399	Freddie Mac REMICS Series 4416 DS(a),(c)	SOFR30A + 5.986%	2.0020	12/15/44	329,630
162,149	Freddie Mac REMICS Series 4583 ST(a),(c)	SOFR30A + 5.886%	1.9020	05/15/46	17,486
1,360,221	Freddie Mac REMICS Series 4685 SA(a),(c)	SOFR30A + 5.986%	2.0020	05/15/47	184,440
2,977,863	Freddie Mac REMICS Series 4718 SC(a),(c)	SOFR30A + 6.036%	2.0520	09/15/47	402,556
988,192	Freddie Mac REMICS Series 4796 AS(a),(c)	SOFR30A + 6.086%	2.1020	05/15/48	152,274
8,127,408	Government National Mortgage Association Series 2019-111 SK(a),(c)	TSFR1M + 3.316%	0.0001	09/20/49	91,768
					2,799,418

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $13,443,763)				2,864,147

	NON-AGENCY ASSET BACKED SECURITIES — 96.5%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6%
30,829	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		6.9740	08/25/35	30,598
1,200,037	Adjustable Rate Mortgage Trust 2007-1 Series 2007-1 5A1(c)	TSFR1M + 0.414%	4.1460	03/25/37	1,482,404
133,332	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.0180	04/25/33	82,114
73,207	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	68,542
333,469	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(c)	TSFR1M + 4.956%	1.2240	06/25/35	28,394
1,523,547	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(c)	TSFR1M + 5.156%	1.4240	11/25/36	147,543
110,672	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		5.3350	05/25/36	106,343
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/26	269,375
130,624	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	61,481

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
18,877,558	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(a),(d) (j)(k)		0.0001	08/25/46	$ 36,107
4,389,075	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(a),(d) (j)(k)		0.0001	08/25/46	7,053
10,525,138	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(a),(b)		0.0001	11/25/46	105
4,691,273	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(a),(b)		1.1750	12/20/46	418,424
30,962,754	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(a),(b)		0.3470	05/20/46	252,374
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(c) (j)(k)	TSFR1M + 0.434%	0.0001	07/25/36	103,726
137,364	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	68,754
157,002	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(c)	12MTA + 0.960%	4.9890	09/25/46	147,923
116,184	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(c)	TSFR1M + 0.494%	4.2260	06/25/47	110,218
134,864	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(c)	TSFR1M + 772.262%	6.0000	11/25/36	32,367
300,947	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(a)		6.0000	11/25/46	60,341
1,650,420	Banc of America Funding 2005-C Trust Series 2005-C M2(c)	TSFR1M + 0.764%	4.4980	05/20/35	1,099,710
43,986	Banc of America Funding 2005-F Trust Series 2005-F 1A1(c)	TSFR1M + 0.734%	4.4680	09/20/35	34,279
425,868	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(a)		6.0000	01/25/37	81,557
171,442	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.5630	01/25/34	93,596
205,633	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		5.0900	09/25/35	61,408
107,699	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		4.0520	09/25/34	97,383
33,713	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b) (j)(k)		0.0001	10/25/34	26,281
20,959	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(c)	TSFR1M + 0.514%	4.2460	10/25/34	18,791
164,958	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(d)		5.6580	09/25/33	143,891
16,664	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(c)	TSFR1M + 4.989%	8.7210	10/25/33	33,732
27,731	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(c)	TSFR1M + 2.764%	6.4960	11/25/33	19,014
1,432,138	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(c)	TSFR1M + 0.634%	4.3660	08/25/36	1,768,024
2,293,165	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(c)	TSFR1M + 0.324%	4.0560	12/25/46	2,287,007
2,155,103	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(c)	TSFR1M + 0.324%	4.0560	01/25/37	2,146,122
1,633,229	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(c)	TSFR1M + 0.294%	4.2060	03/25/37	1,655,890
1,400,861	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(c)	TSFR1M + 0.494%	4.2260	04/25/37	1,410,742
14,561	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(c)	TSFR1M + 0.434%	4.1660	03/25/37	20,992
18,921	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		6.0130	02/25/37	17,899
5,215	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		6.8680	02/25/37	5,237
24,341	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(c),(e)	TSFR1M + 0.434%	4.1660	05/25/35	24,144
347,643	Chevy Chase Funding, LLC Mortgage-Backed Series 2007-2A A2(c),(e)	TSFR1M + 0.294%	4.0260	05/25/48	257,698
158,056	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.6220	02/19/34	151,709
21,327	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(c)	TSFR1M + 0.894%	4.6260	02/25/35	18,009

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
3,640,887	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(a),(b)		0.0001	02/25/35	$ 36
14,329	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(c)	TSFR1M + 0.384%	4.1160	04/25/35	13,749
180,432	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(c)	TSFR1M + 0.434%	4.1660	04/25/35	133,145
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	70,072
53,896	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	19,163
31,361	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	21,924
18,231	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.9980	03/25/34	17,931
81,815	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		5.4010	08/25/35	73,366
35,597	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(c)	H15T1Y + 2.400%	6.0500	03/25/36	36,177
31,827	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		5.0210	07/25/37	28,300
10,603	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.7430	02/25/34	10,623
50,854	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	46,534
2,399,983	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(c)	TSFR1M + 5.286%	1.5540	06/25/37	178,548
1,563	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(c)	TSFR1M + 0.614%	4.3460	03/25/36	2,595
72,033	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		6.1770	03/25/33	70,117
593,990	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(c)	TSFR1M + 1.264%	4.9960	11/25/34	551,257
443,900	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9900	11/25/34	292,110
37,623	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	73,725
958,198	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(c)	TSFR1M + 0.914%	4.6460	08/25/47	763,670
8,980	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(c)	TSFR1M + 1.764%	5.4960	08/25/35	7,749
160,519	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(c)	TSFR1M + 1.989%	5.7210	07/19/44	72,341
16	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(c) (j)(k)	TSFR1M + 0.774%	4.5060	02/19/45	—(i)
94,186	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.3100	12/25/42	82,722
485,305	Global Mortgage Securitization Ltd. Series 2005-A B1(e)		5.2500	04/25/32	448,737
7,910	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(c) (j)(k)	TSFR1M + 0.574%	4.3060	04/25/36	7,910
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(c) (j)(k)	TSFR1M + 0.534%	0.0001	01/25/47	164,634
756,038	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(b),(e)		6.9740	06/25/43	8
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	158,818
8,080	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		4.4470	06/25/34	7,785
1,040,554	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(c)	TSFR1M + 0.464%	4.1960	10/25/36	69,847
13,898	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(c)	TSFR1M + 0.894%	4.6260	12/25/35	2,835
11,893,126	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(a),(b)		0.0001	09/19/35	119
9,610,151	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(a),(b)		0.0001	03/19/36	96
238,443	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(c)	TSFR1M + 1.989%	2.1580	03/25/35	155,260

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
2,572	Impac CMB Trust Series 2004-4 Series 2004-4 1M6(c)	TSFR1M + 2.364%	6.0960	09/25/34	$ 2,569
15,653	Impac CMB Trust Series 2005-2 Series 2005-2 2B(c)	TSFR1M + 2.589%	6.3210	04/25/35	15,847
242,527	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	113,736
730,621	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(d)		5.3950	03/25/34	435,099
62,396	IndyMac INDA Mortgage Loan Trust 2006-AR3 Series 2006-AR3 1A1(b)		3.9470	12/25/36	47,517
895,011	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(c)	TSFR1M + 1.914%	5.6460	11/25/34	652,643
170,813	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(c)	TSFR1M + 0.894%	4.6260	02/25/35	119,565
57,035,000	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(c) (j)(k)	TSFR1M + 0.674%	0.0001	03/25/35	11,407
30,715	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.6880	05/25/36	29,685
313,743	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.4950	05/25/36	170,545
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		5.8970	02/25/35	946,605
44,123	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.3370	10/25/36	24,333
109,408	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.4160	01/25/37	87,893
29,482	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	25,037
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(c) (j)(k)	TSFR1M + 0.454%	0.0001	12/25/36	30,828
98,154	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(c)	TSFR1M + 1.814%	5.5460	09/25/47	90,743
432,854	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(c)	TSFR1M + 0.464%	4.1960	03/25/36	36,394
281,355	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(c)	TSFR1M + 0.514%	4.2460	03/25/36	23,966
25,569	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	297
27,260	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A1 M2(b)		5.9730	12/25/32	28,481
1,657,640	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(a),(b)		0.1990	01/25/29	6,213
259,271	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.3370	09/25/37	99,942
15,432	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		6.1150	02/25/34	10,463
17,352	MortgageIT Trust 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.764%	5.6370	05/25/35	16,608
113,602	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(c)	TSFR1M + 1.214%	4.9460	08/25/34	137,405
485	Prime Mortgage Trust 2006-1(j)(k)		5.5000	06/25/36	—(i)
3,024,853	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(c)	TSFR1M + 0.494%	4.2260	08/25/35	1,209,547
138,891	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	126,415
107,225	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(c)	TSFR1M + 0.514%	4.2460	06/25/36	78,880
49,048,800	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(c) (j)(k)	TSFR1M + 0.614%	0.0001	06/25/37	159,237
505,543	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(c)	TSFR1M + 0.654%	4.3860	08/25/37	848,778
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(c)	TSFR1M + 2.014%	6.6960	10/25/31	6,254
4,911,231	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(e)		2.0360	03/25/35	241,466
5,953,106	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(e)		1.5960	06/25/35	247,072

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6% (Continued)
5,128,502	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(a),(b)		1.5790	01/25/36	$ 248,873
10,897,051	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(a),(b) (j)(k)		0.2950	10/25/35	116,284
267,472	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	104,473
121,737	SACO I, Inc. Series 1999-3 1B1(b),(e) (j)(k)		4.7960	04/25/39	119,805
781,873	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(a),(b)		0.7700	07/19/35	8,669
300,000	Structured Asset Mortgage Investments II Trust Series AR7 A10(c) (j)(k)	TSFR1M + 0.514%	0.0001	08/25/36	646
993,652	Structured Asset Mortgage Investments II Trust Series AR6 A2(c)	12MTA + 1.730%	5.7590	08/25/47	1,492,149
178,438	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(e)		3.3560	04/25/31	115,868
130,143	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		5.8850	03/25/33	121,709
446,124	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	148,736
18,417,829	WaMu Mortgage Pass-Through Certificates Series 2005-AR15 X(a),(b) (j)(k)		0.0001	11/25/45	33,025
974,948	Washington Mutual Mortgage Pass-Through Series 2007-1 1A3(c)	TSFR1M + 0.484%	4.2160	02/25/37	667,114
					27,828,025
	HOME EQUITY — 18.8%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(c)	TSFR1M + 5.364%	9.0960	12/25/32	167,639
12,777	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(c)	TSFR1M + 0.864%	4.5960	09/25/33	12,769
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(c)	TSFR1M + 0.574%	4.3060	12/25/35	95,003
126,700	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	9.0960	07/25/33	112,762
8,870	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M2(c)	TSFR1M + 1.689%	5.4210	04/25/34	7,682
80,583	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M4(c)	TSFR1M + 3.114%	6.8460	04/25/34	69,275
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M5(c)	TSFR1M + 3.489%	7.2210	04/25/34	208,645
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(c)	TSFR1M + 2.444%	6.1760	04/25/34	215,284
158,615	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(c)	TSFR1M + 2.894%	6.6260	04/25/34	6,111
529,114	AFC Home Equity Loan Trust Series 1999-2 1A(c)	TSFR1M + 0.924%	4.6560	06/25/29	439,110
6,850,000	Ameriquest Mortgage Securities Asset-Backed(c)(j)(k)	US0001M + 3.045%	3.1290	05/25/33	381
268,200	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(c)	TSFR1M + 0.264%	3.9960	09/25/36	87,164
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(c)	TSFR1M + 4.239%	7.9710	06/25/34	54,394
302,146	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(c)	TSFR1M + 1.914%	5.6460	12/25/34	274,581
791,278	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(c)	TSFR1M + 1.989%	5.7210	02/25/35	863,859
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(c)	TSFR1M + 2.139%	5.1920	06/28/44	2,118,079
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(c)	TSFR1M + 4.239%	5.0880	08/25/34	124,483
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(c)	TSFR1M + 5.739%	9.4710	08/25/34	174,809
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(c)	TSFR1M + 2.739%	5.6120	09/25/34	724,614
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(c)	TSFR1M + 2.964%	6.6960	09/25/34	1,003,692

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.5% (Continued)
	HOME EQUITY — 18.8% (Continued)
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(c)	TSFR1M + 2.739%	5.1860	11/25/34	$ 446,974
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(c)	TSFR1M + 2.814%	5.5760	12/25/34	224,584
6,451	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(d)		8.4100	10/25/29	6,454
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(c)	TSFR1M + 2.964%	5.4950	01/25/34	86,136
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(c)	TSFR1M + 3.489%	5.4950	01/25/34	92,596
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(c)	TSFR1M + 6.114%	5.5390	02/25/34	144,934
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(c)	TSFR1M + 2.739%	5.1460	03/25/34	11,445
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(c)	TSFR1M + 4.989%	5.1460	03/25/34	492,305
60,479	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(c)	TSFR1M + 1.989%	5.7210	07/25/34	56,854
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(c)	TSFR1M + 5.739%	9.4710	07/25/34	47,618
241,360	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(d)		7.3300	07/25/32	166,015
43,774	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(c)	TSFR1M + 1.844%	5.5760	03/25/33	43,942
23,230	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(c)	TSFR1M + 1.149%	4.8810	09/25/34	22,167
29,591	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(c)	TSFR1M + 1.464%	5.1960	01/25/32	29,582
68,169	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(c)	TSFR1M + 0.274%	4.0060	01/25/37	50,928
294,725	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(d)		6.3330	01/25/37	96,788
4,743,098	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(c)	TSFR1M + 1.089%	4.8210	10/25/35	2,577,769
75,815	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(c)	TSFR1M + 2.114%	5.8460	10/25/32	81,852
81,962	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(d)		8.1000	01/15/30	51,693
450,321	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(c),(e)	TSFR1M + 2.664%	6.3960	05/25/39	439,867
442,215	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(c)	TSFR1M + 4.014%	7.7460	12/25/34	376,491
13,914	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	4,711
140,883,114	GMACM Home Equity Loan Trust 2006-HE1 Series 2006-HE1 A(c) (j)(k)	US0001M + 0.315%	0.0001	11/25/36	91,574
47,368	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.274%	4.0060	03/25/36	15,497
135,035	Home Equity Asset Trust Series 2003-8 M3(c)	TSFR1M + 2.464%	6.1960	04/25/34	135,562
94,665	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(d)		4.6180	04/25/33	206,105
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(d)		7.5300	06/20/29	452,737
34	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(d)		6.5600	03/15/37	34
133,609	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(c)	TSFR1M + 2.214%	5.9460	07/25/34	119,868
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(c)	TSFR1M + 1.614%	5.3460	09/25/34	20,039
653,565	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(c)	TSFR1M + 3.114%	6.8460	01/25/33	494,407
1,579,466	New Century Home Equity Loan Trust Series 2003-5 Series 2003-5 B(d),(e)		4.8540	11/25/33	1,487,128
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(c)	TSFR1M + 2.889%	6.6210	12/25/34	292,056
202,353	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(c)	TSFR1M + 2.139%	5.8710	01/25/34	176,246

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.5% (Continued)
	HOME EQUITY — 18.8% (Continued)
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(c)	TSFR1M + 2.589%	6.3210	01/25/34	$ 254,411
471,888	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(c)	TSFR1M + 2.814%	6.5460	05/25/34	463,963
145,065	Provident Bank Home Equity Loan Trust 1999-3 Series 1999-3 A2(c)	TSFR1M + 0.954%	4.2660	01/25/31	130,545
306,069	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(c)	TSFR1M + 5.364%	9.0960	12/25/32	203,338
260,668	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(c)	TSFR1M + 3.114%	3.3830	08/25/33	225,263
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(c)	TSFR1M + 3.114%	6.8460	02/25/34	35,086
511,641	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(c)	TSFR1M + 2.664%	6.3960	02/25/35	552,998
14,757,000	Structured Asset Securities Corp 2005-S1(c)(j)(k)	US0001M + 1.050%	0.0001	03/25/35	61,277
7,243	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	4,831
12,362	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	10,489
13,409	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(b),(e)		8.0000	12/25/33	12,951
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(b),(e) (j)(k)		0.0001	02/25/37	159,110
14,994	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(b),(e)		8.0000	10/25/34	12,058
979,231	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	961,583
171,857	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(c),(e)	TSFR1M + 0.514%	4.2460	06/25/37	53,104
					18,944,301
	NON AGENCY CMBS — 22.3%
9,586,170	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(e)		1.5000	07/15/60	165,633
6,436	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(c),(e)	TSFR1M + 0.894%	4.6260	04/25/36	6,028
849,720	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(c),(e)	TSFR1M + 1.914%	5.8690	01/25/37	1,584,513
399,016	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(d),(e)		6.0400	01/25/39	398,616
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,775,163
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(b),(e)		4.5720	06/10/47	1,062,807
850,000	HMH Trust 2017-NSS Series 2017-NSS A(e)		3.0620	07/05/31	740,361
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(e) (j)(k)		6.2920	07/05/31	246,539
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(e) (j)(k)		8.4800	07/05/31	160,188
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(c),(e)	TSFR1M + 2.597%	6.3480	04/15/31	3,367
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(c),(e)	TSFR1M + 3.417%	7.1680	04/15/31	851
1,821,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		4.1900	04/15/46	127,569
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(b),(e)		3.7830	10/15/48	820,847
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(b),(e)		4.7060	03/15/49	2,535,415
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(e)		2.8770	05/15/49	1,342,382
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(b),(e)		3.0000	09/15/49	2,410,266
4,467,483	Starwood Retail Property Trust 2014-STAR Series 2014-STAR A(c),(e)	PRIME	2.0920	11/15/27	2,805,360

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.5% (Continued)
	NON AGENCY CMBS — 22.3% (Continued)
2,392,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(b),(e)		3.7850	07/15/46	$ 1,608,977
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(e)		2.8690	02/15/48	796,680
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(e)		3.7680	02/15/48	888,398
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(e)		2.9420	11/15/59	1,891,190
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(e)		3.2500	06/15/46	1,126,119
					22,497,269
	OTHER ABS — 3.1%
965,686	Bayview Commercial Asset Trust 2007-4 Series 2007-4A A2(c),(e)	TSFR1M + 0.939%	4.6710	09/25/37	1,565,930
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	339,448
1,065,246	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	1,101,188
105,412	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	106,189
					3,112,755
	RESIDENTIAL MORTGAGE — 24.7%
1,814,764	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(c)	TSFR1M + 1.269%	5.0010	01/25/36	1,955,076
164,752	Amortizing Residential Collateral Trust Series 2001-BC5 M1(c)	TSFR1M + 0.939%	4.6710	08/25/31	180,195
22,022	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(d)		6.0000	12/25/42	—(i)
50,647	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	49,788
5,420,086	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(c)	TSFR1M + 1.044%	4.7760	12/25/35	3,035,781
107,139	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	100,322
1,372,822	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(d)		5.9960	09/25/36	1,382,543
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	24,529
194,611	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(c),(e)	TSFR1M + 0.284%	4.0160	05/25/37	174,485
1,361,478	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(c)	TSFR1M + 1.989%	5.7210	08/25/35	1,493,048
2,921,509	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(c)	TSFR1M + 1.089%	4.8210	04/25/36	2,301,238
1,891,677	Countrywide Asset-Backed Certificates Series 2006-1 MV2(c)	TSFR1M + 0.729%	4.1610	07/25/36	1,783,112
78,175	Countrywide Asset-Backed Certificates Series 2006-23 1A(c)	TSFR1M + 0.394%	4.1260	05/25/37	75,122
5,000,000	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c) (j)(k)	TSFR1M + 3.114%	0.0001	05/25/32	50,000
54,765	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(c)	TSFR1M + 2.814%	6.5460	07/25/35	47,148
2,216	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(c)	TSFR1M + 0.909%	3.3450	12/25/35	2,213
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		4.4880	07/25/35	113,396
1,374,636	Equifirst Loan Securitization Trust 2007-1 Series 2007-1 M1(c)	TSFR1M + 0.394%	4.2660	04/25/37	1,252,731
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(c)	TSFR1M + 1.689%	5.4210	02/25/33	535,201
283,845	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(c)	TSFR1M + 2.589%	6.3210	10/25/33	261,222
31,410	Fremont Home Loan Trust 2004-B Series 2004-B M6(c)	TSFR1M + 2.439%	6.1710	05/25/34	30,615

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 96.5% (Continued)
	RESIDENTIAL MORTGAGE — 24.7% (Continued)
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(c)	TSFR1M + 1.839%	5.5710	08/25/34	$ 283
194,013	GSAMP Trust 2004-OPT Series 2004-OPT B2(c)	TSFR1M + 2.664%	3.4010	11/25/34	158,822
2,693,475	Home Equity Loan Trust Series 2007-FRE1 M1(c)	TSFR1M + 0.614%	4.3460	04/25/37	2,693,820
130,498	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(c)	TSFR1M + 0.774%	4.5060	03/25/36	124,641
138,597	Lehman XS Trust 2007-1 Series 2007-1 1A4(c)	TSFR1M + 0.574%	4.3060	02/25/37	112,881
2,920	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(c)	TSFR1M + 0.909%	4.6410	09/25/35	2,843
2,626	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(c)	TSFR1M + 1.839%	5.5710	07/25/34	3,902
126,933	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(c)	TSFR1M + 1.164%	4.8960	04/25/35	120,370
1,225,702	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(c)	TSFR1M + 0.764%	4.4960	04/25/37	1,871,909
1,308,540	People's Choice Home Loan Securities Trust Series Series 2004-2 M5(c)	TSFR1M + 2.814%	6.5460	10/25/34	856,899
94,046	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(c)	TSFR1M + 0.614%	4.5960	09/25/35	93,896
164,326	RAMP Series 2007-RS2 Trust Series 2007-RS2 A3(c)	TSFR1M + 0.854%	4.5860	05/25/37	149,522
15,606	SACO I Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.474%	4.2060	04/25/36	172,518
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(c)	TSFR1M + 2.019%	1.5950	08/25/35	57,745
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(c)	TSFR1M + 3.639%	0.5260	05/25/35	55,736
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(c),(e)	TSFR1M + 3.114%	6.8460	12/25/37	2,913,763
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(c)	TSFR1M + 1.794%	5.5260	09/25/34	153,392
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(c)	TSFR1M + 1.314%	5.0460	01/25/35	23,725
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(c)	TSFR1M + 4.614%	8.3460	06/25/34	189,289
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(c)	TSFR1M + 4.989%	8.7210	06/25/33	137,065
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(c)	TSFR1M + 2.739%	6.4710	08/25/33	64,405
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,452
					24,838,643

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $112,456,417)				97,220,993

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.7%
MONEY MARKET FUND - 0.7%
651,920	First American Government Obligations Fund, Class X, 3.67% (Cost $651,920) (g)	$ 651,920

	TOTAL INVESTMENTS - 100.0% (Cost $126,552,100)	$ 100,737,060
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(h)	2,103
	NET ASSETS - 100.0%	$ 100,739,163

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	- 12-Month Treasury Average
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	- Prime Rate by Country United States
SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month
(a)	Interest only securities.
(b)	Variable rate security; the rate shown represents the rate on December 31, 2025.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2025.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025 the total market value of 144A securities is $28,867,731 or 28.7% of net assets.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(h)	Percentage rounds to less than 0.1%.
(i)	Amount represents less than $1.
(j)	Illiquid security. Total illiquid securities represent 1.6% of net assets as of December 31, 2025.
(k)	The fair value of this investment is determined using significant unobservable inputs.